UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY            New York, New York              05/14/07
       ------------------------   ------------------------------  --------
             [Signature]          [City, State]                   [Date]



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Report Type (Check only one.):

    [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:              8
                                               -------------

Form 13F Information Table Value Total:         $ 415,762
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.    Form 13F File Number               Name


       01     28-11639                           Nelson Peltz

       02     28-11640                           Peter W. May

       03     28-11641                           Edward P. Garden

       04     28-06499                           Sandell Asset Management Corp.

       05     28-12039                           Trian Fund Management, L.P.











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                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
   --------             --------      --------     --------           --------        --------        --------        --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Wendy's Intl Inc.     COM             950590109     7,866         251,320    SH        Defined        1,2,3,5        251,320

Wendy's Intl Inc.     COM             950590109   122,571       3,916,013    SH        Other          1,2,3,4,5    3,916,013

H.J. Heinz Co.        COM             423074103    22,308         473,440    SH        Defined        1,2,3,5        473,440

H.J. Heinz Co.        COM             423074103   253,640       5,381,400    SH        Other          1,2,3,4,5    5,381,400

Tim Hortons Inc.      COM             88706M103     2,467          81,095    SH        Defined        1,2,3,5         81,095

Lions Gate Entmnt
   Corp.              COM NEW         535919203     3,248         284,414    SH        Defined        1,2,3,5        284,414

Chemtura Corp.        COM             163893100     4,913         449,522    SH        Defined        1,2,3,5        449,522

Tiffany & Co. NEW     COM             886547108     3,169          69,687    SH        Defined        1,2,3,5         69,687


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